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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7676


                   Van Kampen Municipal Opportunity Trust II
___________________________________________________________________________
               (Exact name of registrant as specified in charter)



             1221 Avenue of the Americas, New York, New York 10020
___________________________________________________________________________
            (Address of principal executive offices)        (Zip code)


                                Ronald Robinson
             1221 Avenue of the Americas, New York, New York 10020
___________________________________________________________________________
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:  4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

MUNICIPAL OPPORTUNITY TRUST II
SYMBOL: VOT
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (06/25/93)     6.50%          5.15%

10-year                        7.76           7.37

5-year                         6.51           5.83

1-year                         2.88          -2.79

6-month                        1.18          -5.36
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Municipal Opportunity Trust II is managed by the adviser's Municipal Fixed Income team.(1) Current members include Timothy D. Haney, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003, preliminarily, and the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout most of the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On an NAV basis, the trust performed relatively in line with its benchmark, the Lehman Brothers Municipal Bond Index, but underperformed on a market-price basis. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose during the period, the prices of bonds declined. The trust's use of leverage magnified this negative price movement. However, the portfolio saw strong relative performance from its higher-yielding holdings during the period, which counterbalanced the effects of leverage and helped to produce a total return at NAV similar to that of the benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period. That said, the strategy helped cushion returns in the final weeks of the period when interest rates soared.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

--------------------------------------------------------------
                       BASED ON       LEHMAN BROTHERS
      BASED ON NAV   MARKET PRICE   MUNICIPAL BOND INDEX

          1.18%         -5.36%             1.19%
--------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We also adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 15- to 20-year segment of the curve. These securities had the added appeal of premium coupons and 10-year call dates, which offered attractive income coupled with limited interest-rate exposure. Our term-structure strategy also included an attempt to capitalize on a temporary pricing anomaly which boosted the short-term returns of securities in the ten-year range as they "rolled down" the yield curve at the end of the calendar year.

While the trust has a high-quality bias overall, its performance benefited from its holdings of high-yield issues. During the period, municipal-bond investors responded to the protracted low-rate environment by favoring high-yield bonds, which caused the yield spreads between higher- and lower-rated bonds to narrow. (Yield spreads reflect the premium demanded by investors to buy lower-rated bonds.) As a result, lower-quality bonds outperformed. The portfolio had approximately 83 percent exposure to bonds rated AA/Aa or higher at the end of the period.

Our trading activity during the period was below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of bonds that were called away by their issuers during the period. In other cases, we sold bonds that met their performance objectives. We reinvested this cash into securities that we believed had more promising total-return characteristics, including high-grade premium bonds, a BBB/Baa-rated state-backed California issue, and an A/A-rated health-care security.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               19.4%         AAA/Aaa                        71.7%
Health Care                   16.0          AA/Aa                          11.4
Public Education              14.0          A/A                            10.2
Transportation                10.8          BBB/Baa                         5.2
Industrial Revenue             7.0          BB/Ba                           0.3
                                            B/B                             0.5
                                            Non-Rated                       0.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

The trust's portfolio remained well diversified during the period, with its holdings spread across most major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, health care and public education.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  161.4%
          ALABAMA  2.5%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth Sys
          Ser A........................................... 5.875%   11/15/24   $   1,047,810
 1,035    Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)...... 5.000    02/01/16       1,089,244
 1,090    Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)...... 5.000    02/01/17       1,139,835
 1,000    Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem
          Hosp Ser A...................................... 5.600    11/01/16         962,360
                                                                               -------------
                                                                                   4,239,249
                                                                               -------------
          ARIZONA  6.2%
 5,000    Arizona Sch Fac Brd Ctfs Ser B (FGIC Insd)...... 5.250    09/01/18       5,332,100
 2,235    Arizona Tourism & Sports Auth Tax Rev
          Multipurpose Stad Fac Ser A (MBIA Insd)......... 5.375    07/01/21       2,386,511
 2,685    South Campus Group LLC AZ Std Hsg Rev AZ St Univ
          South Campus Proj (MBIA Insd)................... 5.625    09/01/35       2,860,733
                                                                               -------------
                                                                                  10,579,344
                                                                               -------------
          CALIFORNIA  20.7%
 7,195    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impt Proj Ser C (FSA Insd)..............   *      09/01/21       2,902,823
 1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj
          Ser C (FSA Insd)................................ 6.000    09/01/16       1,508,286
 2,000    California St Dept Wtr Res Pwr Ser A............ 6.000    05/01/15       2,212,340
 2,345    California St Dept Wtr Res Pwr Supply Rev Ser A
          (XLCA Insd)..................................... 5.375    05/01/17       2,523,384
 2,500    California St Pub Wks Brd Dept Corrections Ser
          C............................................... 5.000    06/01/24       2,388,525
 4,600    California St Pub Wks Brd Lease Rev Var Univ CA
          Proj Ser A Rfdg (a)............................. 5.500    06/01/10       5,083,506
 5,905    California St Pub Wks Brd Lease Rev Var Univ CA
          Proj Ser A Rfdg................................. 5.500    06/01/14       6,456,468
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg (MBIA Insd).........................   *      01/15/18       2,395,950
 2,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr
          Lien Ser A (Prerefunded @ 01/01/07)............. 6.500    01/01/32       2,225,840
 5,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)... 5.250    07/01/20       5,288,500
 2,465    Los Angeles, CA Uni Sch Dist Ser B (FGIC
          Insd)........................................... 5.000    07/01/23       2,495,492
                                                                               -------------
                                                                                  35,481,114
                                                                               -------------
          COLORADO  10.2%
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj (Prerefunded @ 08/31/05)................... 7.000    08/31/26       1,102,170
 7,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj Ser C (Prerefunded @ 08/31/05).............   *      08/31/26       1,532,925
 1,945    Colorado Ed & Cultural Impt Charter Sch Pinnacle
          Rfdg (XLCA Insd)................................ 5.250    06/01/23       2,000,821
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A............................... 5.500    03/01/32       1,025,820

 6                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$1,250    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.................................. 6.500%   11/15/31   $   1,356,000
 1,500    Denver, CO City & Cnty Arpt Rev Ser D........... 7.750    11/15/13       1,787,670
 3,515    E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B
          (MBIA Insd).....................................   *      09/01/13       2,314,311
 6,160    E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd).. 5.000    09/01/21       6,301,926
                                                                               -------------
                                                                                  17,421,643
                                                                               -------------
          FLORIDA  3.0%
 5,000    Osceola Cnty, FL Trans Rev Osceola Pkwy Proj &
          Rfdg (MBIA Insd)................................ 5.000    04/01/22       5,135,600
                                                                               -------------

          ILLINOIS  15.7%
 3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32         794,025
 3,365    Chicago, IL Cap Apprec (Prerefunded @ 07/01/05)
          (AMBAC Insd)....................................   *      01/01/17       1,591,611
   540    Chicago, IL Single Family Mtg Rev Ser A (AMT)
          (GNMA Collateralized)........................... 7.000    09/01/27         542,689
    85    Chicago, IL Single Family Mtg Rev Ser B (AMT)
          (GNMA Collateralized)........................... 7.625    09/01/27          86,725
 2,540    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
          Apprec (FGIC Insd)..............................   *      12/01/15       1,464,437
 4,500    Cook Cnty, IL Ser A (FGIC Insd)................. 5.500    11/15/31       4,674,780
 1,000    Illinois Dev Fin Auth Rev Cmnty Rehab Providers
          Fac Ser A....................................... 7.375    07/01/25       1,069,450
 4,305    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
          Rfdg............................................ 6.000    11/15/10       4,416,026
 8,000    Illinois St First Ser (FSA Insd)................ 5.250    12/01/19       8,448,160
 3,400    Illinois St First Ser (FSA Insd)................ 5.250    04/01/27       3,472,930
   420    Peoria, Moline & Freeport, IL Coll Mtg Ser A
          (AMT) (GNMA Collateralized)..................... 7.600    04/01/27         430,748
                                                                               -------------
                                                                                  26,991,581
                                                                               -------------
          INDIANA  9.5%
 2,805    Dekalb Eastn High Sch Bldg Corp Ind First Mtg
          (FSA Insd)...................................... 6.000    01/15/18       3,174,166
 4,000    East Chicago, IN Elementary Sch Bldg Corp First
          Mtg Ser A....................................... 6.250    07/05/08       4,473,960
 3,000    Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl
          Hosp Rfdg (FSA Insd)............................ 7.000    08/15/15       3,632,760
 2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)........................................... 5.950    12/01/29       2,010,040
 2,850    Southwest Parke Cmnty Sch Bldg First Mtg (FGIC
          Insd) (b)....................................... 5.250    07/15/21       2,991,075
                                                                               -------------
                                                                                  16,282,001
                                                                               -------------

See Notes to Financial Statements                                              7

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          KENTUCKY  1.9%
$3,000    Kentucky St Ppty & Bldg Commn Proj No 79
          (Prerefunded @ 10/01/13) (MBIA Insd)............ 5.125%   10/01/19   $   3,298,470
                                                                               -------------

          LOUISIANA  8.1%
 2,500    Louisiana Loc Govt Envir Fac Pkg Fac Corp Garage
          Proj Ser A (AMBAC Insd)......................... 5.375    10/01/31       2,581,650
 6,000    New Orleans, LA Rfdg (MBIA Insd)................ 5.125    09/01/21       6,210,240
 2,000    New Orleans, LA Rfdg (FGIC Insd)................ 5.500    12/01/21       2,216,640
 2,800    Saint Charles Parish, LA Solid Waste Disp Rev LA
          Pwr & Lt Co Proj (AMT) (FSA Insd) (a)........... 7.050    04/01/22       2,811,480
                                                                               -------------
                                                                                  13,820,010
                                                                               -------------
          MASSACHUSETTS  6.8%
 2,000    Massachusetts Muni Whsl Elec Co Proj No 6-A
          (MBIA Insd)..................................... 5.250    07/01/16       2,130,960
 5,000    Massachusetts St Cons Ln Ser E (Prerefunded @
          01/01/13) (FSA Insd)............................ 5.250    01/01/20       5,471,050
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Saint
          Mem Med Ctr Ser A............................... 6.000    10/01/23         930,140
 3,065    Massachusetts St Hsg Fin Agy Hsg Rev Insd Rental
          Ser A Rfdg (AMT)................................ 6.600    07/01/14       3,130,989
                                                                               -------------
                                                                                  11,663,139
                                                                               -------------
          MICHIGAN  3.8%
 3,000    Detroit, MI City Sch Dist Sch Bldg & Site Impt
          Ser A (FGIC Insd)............................... 5.375    05/01/24       3,139,410
 1,000    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
          Cmnty Hlth Ctr.................................. 5.250    05/15/26         877,820
 1,495    Michigan St Hsg Dev Auth Multi-Family Rev Ltd
          Oblig Ser A Rfdg (GNMA Collateralized).......... 6.600    04/01/30       1,540,209
 1,000    Michigan St Strategic Fd Ltd Oblig Rev Detroit
          Edison Poll Ctl Ser B Rfdg (AMT)................ 5.650    09/01/29       1,010,850
                                                                               -------------
                                                                                   6,568,289
                                                                               -------------
          MINNESOTA  1.1%
 2,000    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Benedictine Hlth Sys Saint Marys................ 5.250    02/15/33       1,960,540
                                                                               -------------

          MISSISSIPPI  4.9%
 2,000    Mississippi Business Fin Corp MS Pollutn Ctl Rev
          Sys Energy Res Inc Proj Rfdg.................... 5.900    05/01/22       2,010,920
 2,000    Mississippi Dev Bk Spl Oblig Cap Proj & Equip
          Acquisition Ser A2 (AMBAC Insd)................. 5.000    07/01/24       2,021,460
 1,550    Mississippi Dev Bk Spl Oblig Madison Cnty Hosp
          Proj (Prerefunded @ 07/01/09)................... 6.400    07/01/29       1,819,359
 2,595    Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp
          Impts (MBIA Insd)............................... 5.250    07/01/32       2,633,484
                                                                               -------------
                                                                                   8,485,223
                                                                               -------------

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MISSOURI  7.1%
$2,000    Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare
          Fac Rev Southeast MO Hosp Assoc................. 5.625%   06/01/27   $   2,021,880
 1,500    Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H
          (AMT) (Escrowed to Maturity).................... 5.400    07/01/18       1,626,270
 5,855    St Louis, MO Arpt Rev Arpt Dev Pgm Ser A (MBIA
          Insd)........................................... 5.250    07/01/31       5,943,645
 2,380    St Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA
          Insd)........................................... 5.375    07/01/19       2,533,439
                                                                               -------------
                                                                                  12,125,234
                                                                               -------------
          NEBRASKA  2.5%
 4,260    University NE Univ Rev Lincoln Student Fees &
          Fac Ser B....................................... 5.000    07/01/23       4,306,690
                                                                               -------------

          NEVADA  2.1%
 3,500    Clark Cnty, NV Arpt Rev Sub Lien Ser B (FGIC
          Insd)........................................... 5.250    07/01/34       3,543,505
                                                                               -------------

          NEW JERSEY  4.5%
 1,000    New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp
          Ctr at Passaic (Escrowed to Maturity) (FSA
          Insd)........................................... 6.000    07/01/06       1,067,530
 4,000    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev
          Pollutn Ctl Pub Svc Elec & Gas Ser A (AMT)...... 5.450    02/01/32       4,036,600
 2,500    Secaucus, NJ Muni Util Auth Swr Rev Ser A Rfdg.. 6.000    12/01/08       2,613,300
                                                                               -------------
                                                                                   7,717,430
                                                                               -------------
          NEW YORK  10.3%
 3,250    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (AMBAC Insd).................................. 5.000    02/15/11       3,515,720
 2,500    New York City Ser A............................. 7.000    08/01/04       2,535,450
 1,870    New York City Ser A1............................ 6.375    08/01/10       2,002,433
 3,130    New York City Ser A1 (Prerefunded @ 08/01/05)... 6.375    08/01/10       3,351,667
 1,000    New York St Dorm Auth Rev City Univ Third Gen
          Res Ser 2 (Prerefunded @ 07/01/04) (MBIA
          Insd)........................................... 6.250    07/01/19       1,008,580
 1,520    New York St Dorm Auth Rev Insd John T Mather Mem
          Hosp (Connie Lee Insd).......................... 6.500    07/01/09       1,758,336
   500    New York St Energy Res & Dev Auth St Service
          Contract Rev Ser B.............................. 5.500    04/01/05         518,120
 3,000    New York St Urban Dev Corp Rev Personal Income
          Tax Ser C-1..................................... 5.000    03/15/33       2,965,920
                                                                               -------------
                                                                                  17,656,226
                                                                               -------------
          OHIO  2.5%
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj.. 7.500    01/01/30       1,101,400
 1,000    Franklin Cnty, OH Hosp Rev Holy Cross Hlth Sys
          Ser B Rfdg (MBIA Insd).......................... 5.250    06/01/08       1,022,910

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$1,040    Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr Rfdg
          (AMBAC Insd).................................... 7.750%   11/01/13   $   1,147,890
   950    Strongsville, OH (Prerefunded @ 12/01/06)....... 6.700    12/01/11       1,080,406
                                                                               -------------
                                                                                   4,352,606
                                                                               -------------
          OKLAHOMA  2.6%
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
          Insd)........................................... 6.250    11/01/22       1,150,800
 2,960    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr
          Proj Rfdg (Escrowed to Maturity) (Connie Lee
          Insd)........................................... 6.250    06/01/07       3,296,108
                                                                               -------------
                                                                                   4,446,908
                                                                               -------------
          OREGON  2.8%
   980    Oregon St Vets Welfare Ser 76A.................. 6.050    10/01/28       1,012,565
 3,580    Yamhill Cnty, OR Sch Dist No 029J Newburg (MBIA
          Insd)........................................... 5.250    06/15/21       3,767,055
                                                                               -------------
                                                                                   4,779,620
                                                                               -------------
          PENNSYLVANIA  4.6%
 4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)....   *      09/01/20       2,052,414
 2,500    Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)... 5.000    12/01/33       2,655,600
 1,500    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Ser D (AMT)......................... 7.050    12/01/10       1,553,655
   295    Pennsylvania Hsg Fin Agy Single Family Ser 56A
          (AMT) (FHA/VA Gtd).............................. 6.150    10/01/27         303,611
 1,315    State Pub Sch Bldg Auth PA Sch Rev Burgettstown
          Sch Dist Ser D (Prerefunded @ 02/01/05) (MBIA
          Insd)........................................... 6.450    02/01/10       1,365,641
                                                                               -------------
                                                                                   7,930,921
                                                                               -------------
          RHODE ISLAND  2.9%
 4,975    Rhode Island St Econ Dev Corp Arpt Rev Ser A
          Rfdg (AMT) (FSA Insd)........................... 5.000    07/01/17       5,052,013
                                                                               -------------

          SOUTH CAROLINA  4.1%
 3,115    Greenville, SC Impt & Rfdg (MBIA Insd).......... 5.250    04/01/21       3,274,457
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser B (AMT) (AMBAC Insd).......... 5.450    11/01/32       3,847,162
                                                                               -------------
                                                                                   7,121,619
                                                                               -------------
          SOUTH DAKOTA  0.9%
 1,375    Deadwood, SD Ctf Partn (ACA Insd)............... 6.375    11/01/20       1,464,636
                                                                               -------------

          TENNESSEE  0.9%
 1,300    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Ser A Rfdg (MBIA Insd)................ 7.500    07/01/25       1,603,303
                                                                               -------------

          TEXAS  7.5%
 2,335    Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)....... 6.250    09/01/14       2,684,503
 2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.......... 5.375    01/01/32       1,985,600

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$1,500    Brazos River Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT)................... 5.750%   05/01/36   $   1,585,995
 2,000    Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Hermann Hosp Proj (Prerefunded @ 10/01/04) (MBIA
          Insd)........................................... 6.375    10/01/24       2,062,040
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
          Christian Care Ctr Ser A........................ 7.625    02/15/28       1,044,790
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj................................... 7.250    01/01/31       1,415,415
 2,000    Texas St Wtr Fin Assistance..................... 5.500    08/01/35       2,065,560
                                                                               -------------
                                                                                  12,843,903
                                                                               -------------
          UTAH  0.1%
   125    Utah St Hsg Fin Agy Single Family Mtg Sr Issue
          Ser B-2 (AMT) (FHA/VA Gtd)...................... 6.500    07/01/15         125,823
                                                                               -------------

          VIRGINIA  4.1%
 2,000    Fairfax Cnty, VA Ctfs Partn..................... 5.300    04/15/23       2,061,920
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev
          Henrico Cnty Regl Jail Proj (Prerefunded @
          08/01/05)....................................... 6.500    08/01/10       1,623,285
 1,380    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
          (AMBAC Insd).................................... 5.000    07/15/14       1,480,878
 1,715    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
          (AMBAC Insd).................................... 5.000    07/15/17       1,826,887
                                                                               -------------
                                                                                   6,992,970
                                                                               -------------
          WASHINGTON  2.2%
   700    Quinault Indian Nation, WA Quinault Beach Ser A
          Rfdg & Impt (ACA Insd).......................... 5.800    12/01/15         735,343
 3,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales Use
          Tax (MBIA Insd)................................. 5.250    09/01/33       3,069,060
                                                                               -------------
                                                                                   3,804,403
                                                                               -------------
          WEST VIRGINIA  1.7%
   500    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
          Rev West PA Pwr Co Ser C (AMT).................. 6.750    08/01/24         515,790
 2,215    West Virginia St Wtr Dev Auth Wtr Dev Rev Ln Pgm
          II Ser A (Prerefunded @ 11/01/04) (FSA Insd).... 6.750    11/01/33       2,320,589
                                                                               -------------
                                                                                   2,836,379
                                                                               -------------
          WISCONSIN  1.6%
 2,490    Wisconsin St Hlth & Ed Fac Auth Rev Bellin Mem
          Hosp (AMBAC Insd)............................... 6.625    02/15/08       2,756,978
                                                                               -------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PUERTO RICO  5.6%
$8,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser
          Y Rfdg (FSA Insd)............................... 6.250%   07/01/21   $   9,645,280
                                                                               -------------

TOTAL LONG-TERM INVESTMENTS  165.0%
  (Cost $271,397,327).......................................................     283,032,650

SHORT-TERM INVESTMENTS  1.4%
  (Cost $2,400,000).........................................................       2,400,000
                                                                               -------------

TOTAL INVESTMENTS  166.4%
  (Cost $273,797,327).......................................................     285,432,650
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.................................       1,139,133
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (67.0%).................    (115,013,448)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 171,558,335
                                                                               =============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Security purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $273,797,327).......................  $285,432,650
Cash........................................................       382,249
Receivables:
  Interest..................................................     4,335,856
  Investments Sold..........................................        25,302
Other.......................................................         2,056
                                                              ------------
    Total Assets............................................   290,178,113
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,992,073
  Investment Advisory Fee...................................       142,352
  Variation Margin on Futures...............................       126,484
  Income Distributions--Common Shares.......................        32,393
  Administrative Fee........................................        11,863
  Other Affiliates..........................................        11,521
Trustees' Deferred Compensation and Retirement Plans........       224,325
Accrued Expenses............................................        65,319
                                                              ------------
    Total Liabilities.......................................     3,606,330
Preferred Shares (including accrued distributions)..........   115,013,448
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $171,558,335
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($171,558,335 divided by
  11,681,272 shares outstanding)............................  $      14.69
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 11,681,272 shares issued and
  outstanding)..............................................  $    116,813
Paid in Surplus.............................................   159,178,268
Net Unrealized Appreciation.................................    12,807,623
Accumulated Undistributed Net Investment Income.............     1,370,531
Accumulated Net Realized Loss...............................    (1,914,900)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $171,558,335
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 4,600 issued with liquidation preference of
  $25,000 per share)........................................  $115,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $286,558,335
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 7,341,083
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      874,815
Preferred Share Maintenance.................................      169,446
Administrative Fee..........................................       72,900
Trustees' Fees and Related Expenses.........................       49,867
Legal.......................................................       15,960
Custody.....................................................        9,168
Other.......................................................       94,041
                                                              -----------
    Total Expenses..........................................    1,286,197
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,054,886
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   798,861
  Futures...................................................   (2,320,393)
                                                              -----------
Net Realized Loss...........................................   (1,521,532)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,892,156
  End of the Period:
    Investments.............................................   11,635,323
    Futures.................................................    1,172,300
                                                              -----------
                                                               12,807,623
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,084,533)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,606,065)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (532,704)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 1,916,117
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2004    OCTOBER 31, 2003
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  6,054,886       $ 12,544,025
Net Realized Gain/Loss..................................      (1,521,532)         3,881,454
Net Unrealized Depreciation During the Period...........      (2,084,533)        (3,662,840)
Distributions to Preferred Shareholders:
  Net Investment Income.................................        (532,704)        (1,144,837)
                                                            ------------       ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................       1,916,117         11,617,802
Distributions to Common Shareholders:
  Net Investment Income.................................      (5,752,804)       (11,534,733)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (3,836,687)            83,069

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     175,395,022        175,311,953
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,370,531 and $1,601,153,
  respectively).........................................    $171,558,335       $175,395,022
                                                            ============       ============

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     -------------------
                                                               2004        2003      2002 (a)
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 15.02      $ 15.01    $ 14.91
                                                             -------      -------    -------
  Net Investment Income....................................      .52         1.08       1.09
  Net Realized and Unrealized Gain/Loss....................     (.31)         .02        .06
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
  Net Investment Income....................................     (.05)        (.10)      (.13)
  Net Realized Gain........................................      -0-          -0-        -0-
                                                             -------      -------    -------
Total from Investment Operations...........................      .16         1.00       1.02
Distributions Paid to Common Shareholders:
  Net Investment Income....................................     (.49)        (.99)      (.92)
  Net Realized Gain........................................      -0-          -0-        -0-
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 14.69      $ 15.02    $ 15.01
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 12.99      $ 14.20    $ 13.80
Total Return (b)...........................................   -5.36%*      10.27%     10.36%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 171.6      $ 175.4    $ 175.3
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.45%        1.44%      1.55%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.83%        7.11%      7.44%
Portfolio Turnover.........................................       6%*         35%        44%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c).....................................     .88%         .87%       .93%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    6.23%        6.46%      6.54%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    4,600        4,600      4,600
Asset Coverage Per Preferred Share (e).....................  $62,298      $63,132    $63,114
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*    Non-annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)  Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2001       2000       1999       1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------
     $ 13.77   $  13.28   $  15.08   $  14.51   $  13.88   $  13.72   $  12.20   $  15.58
     -------   --------   --------   --------   --------   --------   --------   --------
        1.10       1.13       1.12       1.12       1.13       1.14       1.15       1.11
        1.11        .54      (1.82)       .57        .60        .12       1.55      (3.28)
        (.31)      (.40)      (.32)      (.34)      (.35)      (.35)      (.38)      (.25)
         -0-        -0-        -0-        -0-        -0-        -0-        -0-       (.01)
     -------   --------   --------   --------   --------   --------   --------   --------
        1.90       1.27      (1.02)      1.35       1.38        .91       2.32      (2.43)
        (.76)      (.78)      (.78)      (.78)      (.75)      (.75)      (.80)      (.90)
         -0-        -0-        -0-        -0-        -0-        -0-        -0-        .05
     -------   --------   --------   --------   --------   --------   --------   --------
     $ 14.91   $  13.77   $  13.28   $  15.08   $  14.51   $  13.88   $  13.72   $  12.20
     =======   ========   ========   ========   ========   ========   ========   ========

     $ 13.36   $11.8125   $11.5625   $14.0625   $12.6875   $ 11.625   $ 11.375   $  10.50
      20.07%      9.19%    -12.84%     17.23%     16.02%      8.98%     16.07%    -24.59%
     $ 174.2   $  160.8   $  155.1   $  176.1   $  169.5   $  162.1   $  160.2   $  142.5
       1.76%      1.85%      1.79%      1.79%      1.83%      1.90%      1.94%      1.82%
       7.66%      8.44%      7.68%      7.54%      8.04%      8.31%      8.85%      7.95%
         45%        22%        25%        13%        23%        37%        58%       115%

       1.04%      1.06%      1.06%      1.08%      1.08%      1.10%      1.10%      1.06%
       5.48%      5.48%      5.50%      5.20%      5.56%      5.77%      5.88%      6.11%

       4,600      4,600      4,600      2,300      2,300      2,300      2,300      2,300
     $62,863   $ 59,963   $ 58,717   $126,569   $123,694   $120,481   $119,666   $111,967
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust intends to invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on June 25, 1993. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, the Trust had $2,992,073 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $1,415,668, which will expire

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

between October 31, 2004 and October 31, 2008. Of this amount, $343,729 will expire on October 31, 2004.

    At April 30, 2004 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $273,657,689
                                                                ============
Gross tax unrealized appreciation...........................    $ 12,704,930
Gross tax unrealized depreciation...........................        (929,969)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 11,774,961
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................    $12,965
  Long-term capital gain....................................        -0-
                                                                -------
                                                                $12,965
                                                                =======

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $132,494

    Net realized gains and losses may differ for financial reporting and tax purposes as a result of deferral of losses resulting from wash sales transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $8,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

approximately $17,300 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    At April 30, 2004, Van Kampen owned 6,700 common shares of the Trust.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $20,791,012 and $16,531,048, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................        423
Futures Opened..............................................      1,045
Futures Closed..............................................       (905)
                                                                  -----
Outstanding at April 30, 2004...............................        563
                                                                  =====

    The futures contracts outstanding as of April 30, 2004 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    APPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures June 2004 (Current
    Notional Value of $110,500 per contract)................      97           273,776
  U.S. Treasury Notes 5-Year Futures June 2004 (Current
    Notional Value of $109,938 per contract)................     466           898,524
                                                                 ---        ----------
                                                                 563        $1,172,300
                                                                 ===        ==========

5. PREFERRED SHARES

As of April 30, 2004, the Trust has outstanding 4,600 Auction Preferred Shares ("APS") in three series. Series A and B each contain 1,600 shares while Series C contains 1,400 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days through an auction process. The average rate in effect on April 30, 2004 was 1.065%. During the six months ended April 30, 2004, the rates ranged from 0.500% to 1.450%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VOT SAR 6/04 RN04-00744P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust II

By: /s/ Ronald E. Robison
    ----------------------

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
    ----------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004